EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 35 - EARNINGS PER SHARE

(a) Basic

Basic earnings per share are calculated by dividing the profit attributable to the Company's shareholders and their number of issued shares, excluding those purchased by the Company and held as treasury shares. Preferred shares have a guaranteed right (per share) of at least 10% superiority in the distribution of Dividends and/or Interest on Equity (JCP) over common shares.

12/31/2019
Numerator	Common	Preferred A	Preferred B	Total
Earnings attributable to each class of shares - Continued Operation	5,842,099	869	1,569,182	7,412,149
Earning attributable to each class of shares - Discontinued Operation	2,589,148	385	695,442	3,284,975
Earning for the year	8,431,247	1,253	2,264,624	10,697,124

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,087,050	147	265,437
% of shares in relation to total	80.37%	0.01%	19.62%

Basic earnings per share from continued operation (R$)	5.37	5.91	5.91
Basic earnings per share from discontinued operation (R$)	2.38	2.62	2.62

Net basic earnings per share (R$)	7.76	8.53	8.53

12/31/2018 (Revised)

Numerator	Common	Preferred A	Preferred B	Total
Earnings attributable to each class of shares - Continued Operation	10,438,185	1,552	2,803,686	13,243,423
Earnings attributable to each class of shares - Discontinued Operation	14,940	2	4,013	18,955
Earning for the year	10,453,125	1,554	2,807,699	13,262,378

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,087,050	147	265,437
% of shares in relation to total	80.37%	0.01%	19.62%

Basic earnings per share from continued operation (R$)	9.60	10.56	10.56
Basic earnings per share from discontinued operation (R$)	0.01	0.02	0.02

Net basic earnings per share (R$)	9.62	10.58	10.58

12/31/2017

Numerator	Common	Preferred A	Preferred B	Total
Earnings attributable to each class of shares - Continued Operation	1,124,922	152	274,684	1,399,758
Losses attributable to each class of shares - Discontinued Operation	(2,542,411)	(344)	(620,808)	(3,163,563)
Losses for the year	(1,417,489)	(192)	(346,124)	(1,763,805)

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,087,050	147	265,437
% of shares in relation to total	80.37%	0.01%	19.62%

Basic earnings per share from continued operation (R$)	1.03	1.03	1.03
Basic earnings per share from discontinued operation (R$)	(2.34)	(2.34)	(2.34)

Net basic earnings per share (R$)	(1.30)	(1.30)	(1.30)

(b) Diluted

To calculate diluted earnings per share, the Company must assume the exercise of options, warrants and other potential dilutive effects. The only dilutive effect found was the conversion of the compulsory loan. Assumed amounts arising from these instruments shall be deemed to have been received from the issuance of shares at the average market price of the shares during the year. As of December 31, 2019, based on the liability balance relating to the compulsory loan and advance for future capital increase, the dilution with an increase of 10,748,159 preferred B shares in earnings per share was simulated, as shown below.

12/31/2019

			Preferred B -
Numerator	Common	Preferred A	Converted	Preferred B	Total
Earnings attributable to each class of shares - Continued Operation	5,938,162	745	54,473	1,418,770	7,412,149
Earnings attributable to each class of shares - Disontinued Operation	2,631,722	330	24,142	628,782	3,284,975
Earning for the year	8,569,884	1,075	78,614	2,047,552	10,697,124

			Preferred B -
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares	1,288,843	147	10,748	279,941
% of shares in relation to total	81.59%	0.01%	0.68%	17.72%

Basic earnings per share from continued operation (R$)	4.61	5.07	5.07	5.07
Basic earnings per share from discontinued operation (R$)	2.04	2.25	2.25	2.25

Diluted earnings per share (R$)	6.65	7.31	7.31	7.31

12/31/2018 (Revised)
			Preferred B -
Numerator	Common	Preferred A	Converted	Preferred B	Total
Earnings attributable to each class of shares - Continued Operation	10,339,158	1,537	125,641	2,777,087	13,243,423
Earnings attributable to each class of shares - Discontinued Operation	14,798	2	180	3,975	18,955
Earning for the year	10,353,956	1,539	125,821	2,781,062	13,262,378

			Preferred B -
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares	1,087,050	147	12,009	265,437
% of shares in relation to total	79.42%	0.01%	1.17%	19.39%

Diluted earnings per share from continued operation (R$)	9.51	10.46	10.46	10.46
Diluted earnings per share from discontinued operation (R$)	0.01	0.01	0.01	0.01

Diluted earnings per share (R$)	9.52	10.48	10.48	10.48

12/31/2017
			Preferred B-
Numerator	Common	Preferred A	Converted	Preferred B	Total
Earnings attributable to each class of shares - Continued Operation	1,872,489	278	30,336	502,948	2,406,051
Losses attributable to each class of shares - Discontinued Operation	(3,245,155)	(482)	(52,574)	(871,645)	(4,169,856)
Loss for the year	(1,372,666)	(204)	(22,238)	(368,697)	(1,763,805)

			Preferred B-
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares	1,087,050	147	16,010	265,437	—
% of shares in relation to total	79.43%	0.01%	1.17%	19.39%	—

Diluted earnings per share from continued operation (R$)	1.72	1.89	1.89	1.89	—
Diluted earnings per share from discontinued operation (R$)	(2.99)	(3.28)	(3.28)	(3.28)	—

Diluted earnings per share (R$)	(1.26)	(1.39)	(1.39)	(1.39)	—